LAND USE RIGHTS, NET (Tables)	12 Months Ended
Sep. 30, 2025
LAND USE RIGHTS, NET
Schedule of land use rights net

	September 30,
	2024	2025
	RMB	RMB
Land use rights	16,781	13,523
Accumulated amortization	(3,285)	(3,219)
Impairment provision	(10,304)	(10,304)
Land use rights, net	3,192	—